Capital Structure - Additional Information (Detail) (USD $)	4 Months Ended	12 Months Ended	0 Months Ended
	Oct. 31, 2013	Dec. 31, 2013	May 12, 2014	Sep. 30, 2014	Dec. 31, 2012
Equity Note [Line Items]
Total consideration	$ 9,135,000	$ 9,135,000
Common stock shares issued for liabilities owed to professional service providers		24,700
Common stock value for liabilities owed to professional service providers		108,537
Common stock shares outstanding		16,383,488		17,260,427	11,450,000
Before Reverse Stock Split
Equity Note [Line Items]
Common stock shares outstanding		172,638,414
Subsequent Events
Equity Note [Line Items]
Common stock split, conversion ratio			1
Subsequent Events | After Reverse Stock Split
Equity Note [Line Items]
Common stock shares outstanding			17,263,841
Common Stock
Equity Note [Line Items]
Total consideration	$ 435,000	$ 435,000
Number of shares sold	87,000	87,000
Common stock price per share		$ 5